Financial Risk Management - Summary of Net Debt Position (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of net debt [line items]
Cash and cash equivalents	£ 437		£ 568
Derivative financial instruments	15		9
Financial liabilities	(2,061)		(1,112)
Revolving credit facility	(230)
Investment in finance lease receivable	196
Lease liabilities	(838)	£ (881)	(5)
Net debt	(1,016)		(143)
Bank loans and overdrafts [member]
Disclosure of net debt [line items]
Financial liabilities	(3)		(43)
Bonds [member]
Disclosure of net debt [line items]
Financial liabilities	£ (593)		£ (672)